Intangible Assets - Schedule of Other Intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	£ 342	£ 446
Additions	112	83
Disposals	0	(1)
Charge	(100)	(159)
Impairment	(3)	(27)
Other intangibles at end of period	351	342
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	1,346	1,317
Additions	112	83
Disposals	(186)	(54)
Charge	0	0
Impairment	0	0
Other intangibles at end of period	1,272	1,346
Accumulated amortisation / impairment
Disclosure of detailed information about intangible assets [line items]
Other intangibles at beginning of period	(1,004)	(871)
Additions	0	0
Disposals	186	53
Charge	(100)	(159)
Impairment	(3)	(27)
Other intangibles at end of period	£ (921)	£ (1,004)